Employees (Tables)	12 Months Ended
Mar. 31, 2019
Employees [Abstract]
Summary of Number of Employees in the Group
		2019		2018		2017
Number of employees in the group[a]	Year end 000	Average 000	Year end 000	Average 000	Year end 000	Average 000
UK	84.3	83.4	82.2	82.5	82.8	82.2
Non-UK	22.4	23.1	23.6	23.7	23.6	22.8
Total employees	106.7	106.5	105.8	106.2	106.4	105.0

		2019		2018		2017
Number of employees in the group[a]	Year end 000	Average 000	Year end 000	Average 000	Year end 000	Average 000
Consumer	19.7	19.0	18.2	18.0	17.9	16.8
Enterprise[b]	13.4	13.8	13.2	13.5	13.4	13.2
Global Services	16.6	16.8	16.9	17.3	17.5	17.4
Openreach[b]	33.2	31.9	31.2	31.1	30.9	31.6
Other	23.8	25.0	26.3	26.3	26.7	26.0
Total employees	106.7	106.5	105.8	106.2	106.4	105.0

[a] These reflect the full-time equivalent of full and part-time employees.